Schedule of investments
Delaware Ivy VIP Value
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.06%
Communication Services — 6.27%
Verizon Communications	246,600	$ 10,347,336
Walt Disney	92,600	11,330,536
		21,677,872
Consumer Discretionary — 9.20%
Genuine Parts	66,145	10,247,845
Lowe's	43,100	10,978,863
TJX	104,500	10,598,390
		31,825,098
Consumer Staples — 8.79%
Conagra Brands	341,900	10,133,916
Dollar General	69,600	10,861,776
Dollar Tree †	70,700	9,413,705
		30,409,397
Energy — 3.32%
Exxon Mobil	98,700	11,472,888
		11,472,888
Financials — 18.99%
Allstate	65,802	11,384,404
American International Group	144,800	11,319,016
Fidelity National Information Services	143,229	10,624,727
Travelers	46,633	10,732,119
Truist Financial	283,900	11,066,422
US Bancorp	236,200	10,558,140
		65,684,828
Healthcare — 18.00%
Baxter International	245,500	10,492,670
Cigna Group	28,800	10,459,872
CVS Health	132,124	10,538,210
Hologic †	134,100	10,454,436
Johnson & Johnson	61,500	9,728,685
Merck & Co.	80,100	10,569,195
		62,243,068
Industrials — 8.86%
Dover	58,800	10,418,772
Honeywell International	48,800	10,016,200
Northrop Grumman	21,300	10,195,458
		30,630,430
Information Technology — 14.78%
Cisco Systems	201,600	10,061,856
Cognizant Technology Solutions Class A	133,400	9,776,886
Motorola Solutions	30,300	10,755,894
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Oracle	82,700	$ 10,387,947
Teledyne Technologies †	23,587	10,126,371
		51,108,954
Materials — 2.90%
DuPont de Nemours	131,000	10,043,770
		10,043,770
Real Estate — 3.01%
Equity Residential	165,000	10,413,150
		10,413,150
Utilities — 2.94%
Duke Energy	105,300	10,183,563
		10,183,563
Total Common Stocks (cost $313,620,486)		335,693,018

Short-Term Investments — 2.87%
Money Market Mutual Funds — 2.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	2,477,297	2,477,297
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	2,477,296	2,477,296
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	2,477,297	2,477,297
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	2,477,297	2,477,297
Total Short-Term Investments (cost $9,909,187)		9,909,187

Total Value of Securities—99.93% (cost $323,529,673)		345,602,205
Receivables and Other Assets Net of Liabilities—0.07%		245,752
Net Assets Applicable to 63,284,423 Shares Outstanding—100.00%		$345,847,957
†	Non-income producing security.
NQ- IV088 [0324] 0524 (3566320)    1